Income Taxes (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Valuation reserves for other deferred tax assets	$ 1,725	$ 7,390	$ 11,474
Domestic net operating loss carryforward	30,750
Foreign net operating losses carryforward	60,943
Effect of the repatriation provisions of the American Jobs Creation Act of 2004 and the provisions of the Income Taxes Topic of the ASC	(1,887)	4,411	7,572
Retained earnings invested by foreign subsidiaries for which provision was not made	3,683
Undistributed foreign earnings	539
Unrecognized tax benefits adjusted	28,208	27,767	25,011
Amount of unrecognized tax benefits where significant change is reasonably possible	4,372
Income tax interest and penalties	2,144	103	1,532
Accrued income tax interest and penalties	$ 5,732	$ 6,246	$ 6,178